Related Party Balance and Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Mr. Haiping Hu [Member]
Due to related parties
Due to related parties			$ 903,789
Mr. Chenming Qi [Member]
Due to related parties
Due to related parties			5,476
Ms. Jing Ji [Member]
Due to related parties
Due to related parties		19,009	19,543
Shanghai HuiYang Investment Co. [Member]
Due to related parties
Due to related parties	[1]	235,001	800,785
Haicheng Shenhe [Member]
Due to related parties
Due to related parties		1,029	451,871
Huatai Zhonghe [Member]
Due to related parties
Due to related parties			98,593
Zhuhai Investment [Member]
Due to related parties
Due to related parties	[2]	3,442,663	2,183,911
Zhongna Times [Member]
Due to related parties
Due to related parties		493,198
Others [Member]
Due to related parties
Due to related parties		5,905	197
Related Party [Member]
Due to related parties
Due to related parties		$ 4,196,805	$ 4,464,165

[1]	The balance as of December 31, 2024 mainly represented the loans from Shanghai Huiyang, with the annual interest rate of 4% due on December 31, 2025.
[2]	The balance as of December 31, 2024 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and due on December 31, 2025.